Annual Total Returns (Bar Chart) - Mid Cap Value Equity Trust (Mid Cap Value Equity Trust, Series NAV, Mid Cap Value Equity Trust)	12 Months Ended
May 01, 2011
Mid Cap Value Equity Trust | Series NAV, Mid Cap Value Equity Trust
Bar Chart Table:
2007	10.72%
2008	(44.21%)
2009	40.42%
2010	23.12%